Commitments and contingencies	12 Months Ended
Dec. 31, 2025
Disclosure of contingent liabilities [abstract]
Commitments and contingencies
Note 29 - Commitments and contingencies
Commitments
Polestar has contractual obligations with certain suppliers including obligations to acquire intangible assets related to development of vehicles, non-cancellable manufacturing commitments, or minimum sales volume commitments. In the event of a shortfall in manufactured vehicles or sales, or Polestar's decision to terminate such contracts, these suppliers are entitled to compensation from Polestar. The amounts in the table below represent the minimum amounts payable by Polestar under these commitments as of December 31, 2025:

	As of December 31,
	2025	2024
Acquisition of intangible assets commitments – related parties	12,634	26,124
Non-cancelable manufacturing commitments – related parties	287,065	268,811
PS4 license volume commitments – related parties	55,981	83,073
Logistics service and other third party commitments	28,022	—
Total	383,702	378,008
Contingencies
In the normal course of business, the Group is subject to contingencies related to legal proceedings, claims, and other assessments that cover a wide range of matters. Liabilities for such contingencies are not recorded until it is probable that a present obligation exists and the amount of the obligation can be estimated reliably. However, contingencies are disclosed when the potential financial effect could be material.
NHTSA investigation
On July 18, 2025, the Office of Defects Investigation of the National Highway Traffic Safety Administration ("NHTSA") issued an information request to Polestar Automotive USA, Inc as part of a 'Recall Query' in relation to the functioning of the rearview camera of the Polestar 2. Polestar provided its initial response to NHTSA at the end of 2025 and is working with its manufacturing partners to address the issue with an over-the-air software update. The Company has determined that, in accordance with IAS 37, it has a present obligation in relation to the identified issue in the Polestar 2 vehicles sold in the U.S., but has concluded that it is not probable that an outflow of resources will be required to settle this obligation and no reliable estimate or range of the financial effect of this matter nor the timing of the outcome can be determined at this time.